RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Transactions with Golar and affiliates:

Management and administrative services fees (a)	697	701	1,393	1,323
Ship management fees (b)	2,407	1,049	3,456	2,123
Interest expense on Golar Energy loan (c)	—	829	—	829
Interest expense on high-yield bonds (d)	602	—	1,172	—
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze) (e)	—	3,793	—	7,586
Total	3,706	6,372	6,021	11,861

Schedule of Related Party Balances [Table Text Block]
Receivables (payables) from related parties:

As of June 30, 2013 and December 31, 2012 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2013	December 31, 2012
Trading balances due to Golar and affiliates (f)	(10,387)	(546)
Short-term loan due to Golar (g)	(20,000)	—
High-yield bonds (d)	(32,950)	(34,953)
	(63,337)	(35,499)

Schedule of purchase price and historic book values [Table Text Block]
The details of each transaction are as follows:

	2012
(in millions of $)	Golar Grand	NR Satu
Purchase consideration	176.8	388.0
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—
- Other net assets/(liabilities)	6.4	(1.9)
Total net assets acquired	(43.1)	(255.7)
Deduction to equity	133.7	132.3